Segment reporting - Summarized financial information (Details) $ in Millions	3 Months Ended
	Mar. 31, 2025 USD ($) segment	Mar. 31, 2024 USD ($)
Disclosure of operating segments [line items]
Number of operating segments | segment	3
Revenues from external customers	$ 439.6	$ 417.7
Segment Adjusted EBITDA	286.5	212.5
Elimination of intersegment amounts
Disclosure of operating segments [line items]
Revenues from external customers	0.0
Nigeria
Disclosure of operating segments [line items]
Revenues from external customers	271.4	227.7
Segment Adjusted EBITDA	179.2	102.9
SSA
Disclosure of operating segments [line items]
Revenues from external customers	120.7	131.3
Segment Adjusted EBITDA	71.7	69.7
Latam
Disclosure of operating segments [line items]
Revenues from external customers	47.5	47.8
Segment Adjusted EBITDA	$ 35.6	33.8
MENA
Disclosure of operating segments [line items]
Revenues from external customers		10.9
Segment Adjusted EBITDA		$ 6.1